Unaudited Condensed Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Loss for the period	£ (6,995)	£ (5,414)	£ (13,833)	£ (13,281)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	0	(19)	7	(38)
Other comprehensive (expense) income for the period	0	(19)	7	(38)
Total comprehensive loss for the period	(6,995)	(5,433)	(13,826)	(13,319)
Attributable to:
Equity holders of the Company	£ (6,995)	£ (5,433)	£ (13,826)	£ (13,319)